Intangible assets - Schedule of Changes in Intangible Assets (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 1,016,556
Disposals/ Written-off
Transfers
Intangible assets and goodwill at end of period	1,087,484
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	753,502
Intangible assets and goodwill at end of period	753,502
Airport operating licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	82,196
Intangible assets and goodwill at end of period	82,196
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	180,858
Intangible assets and goodwill at end of period	251,786
Costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,193,155
Acquisitions	132,447
Intangible assets and goodwill at end of period	1,325,602
Costs [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	753,502
Intangible assets and goodwill at end of period	753,502
Costs [member] | Airport operating licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	82,196
Intangible assets and goodwill at end of period	82,196
Costs [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	357,457
Acquisitions	132,447
Intangible assets and goodwill at end of period	489,904
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(176,599)
Amortization for the year	(61,519)
Intangible assets and goodwill at end of period	(238,118)
Accumulated amortization [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(176,599)
Amortization for the year	(61,519)
Intangible assets and goodwill at end of period	R$ (238,118)